Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Earnings Per Share [Abstract]
Non-vested ordinary shares	759,525,000	840,767	2,318,716